Poplar Forest Partners Fund
Schedule of Investments
at June 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS - 93.5%
	Banks - 5.6%
300,000	Bank of America Corp.	$7,125,000
270,000	Wells Fargo & Co.	6,912,000
		14,037,000
	Capital Markets - 4.0%
205,000	E*TRADE Financial Corp.	10,194,650

	Consumer Finance - 2.4%
301,000	Ally Financial, Inc.	5,968,830

	Diversified Financial Services - 4.2%
550,000	Equitable Holdings, Inc.	10,609,500

	Diversified Telecommunication Services - 6.9%
330,000	AT&T, Inc.	9,975,900
750,000	CenturyLink, Inc.	7,522,500
		17,498,400
	Energy Equipment & Services - 2.7%
440,000	Baker Hughes, Inc.	6,771,600

	Food & Staples Retailing - 11.2%
190,000	CVS Health Corp.	12,344,300
325,000	Kroger Co.	11,001,250
91,000	Sysco Corp.	4,974,060
		28,319,610
	Food Products - 4.1%
295,000	Conagra Brands, Inc.	10,375,150

	Health Care Providers & Services - 4.9%
122,000	AmerisourceBergen Corp.	12,293,940

	Household Durables - 3.1%
495,000	Newell Brands, Inc.	7,860,600

	Insurance - 5.5%
245,000	American International Group, Inc.	7,639,100
166,000	Lincoln National Corp.	6,107,140
		13,746,240
	IT Services - 6.1%
273,000	DXC Technology Co.	4,504,500
90,000	International Business Machines Corp.	10,869,300
		15,373,800
	Machinery - 4.0%
792,000	CNH Industrial N.V. (a) (d)	5,567,760
32,500	Stanley Black & Decker, Inc.	4,529,850
		10,097,610
	Media - 2.2%
240,000	ViacomCBS, Inc. - Class B (b)	5,596,800

	Metals & Mining - 3.8%
123,000	Nucor Corp.	5,093,430
48,500	Reliance Steel & Aluminum Co.	4,604,105
		9,697,535
	Oil, Gas & Consumable Fuels - 4.7%
445,000	Murphy Oil Corp.	6,141,000
625,000	Noble Energy, Inc.	5,600,000
		11,741,000
	Pharmaceuticals - 7.9%
62,000	Eli Lilly & Co.	10,179,160
126,000	Merck & Co., Inc.	9,743,580
		19,922,740
	Semiconductors & Semiconductor Equipment - 3.2%
89,000	Qualcomm, Inc.	8,117,690

	Specialty Retail - 5.1%
90,000	Advance Auto Parts, Inc.	12,820,500

	Textiles, Apparel & Luxury Goods - 1.9%
365,000	Tapestry, Inc.	4,847,200

	TOTAL COMMON STOCKS (Cost $225,639,931)	235,890,395

	REIT - 2.1%
	Equity Real Estate Investment Trusts (REITs) - 2.1%
405,000	Brixmor Property Group, Inc.	5,192,100
	TOTAL REIT (Cost $5,545,431)	5,192,100

	MONEY MARKET FUNDS - 4.5%
388,412	Invesco Treasury Portfolio - Institutional Class, 0.08% (c)	388,412
11,073,509	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 0.06% (c)	11,073,509
	Total Money Market Funds (Cost $11,461,921)	11,461,921

	Total Investments in Securities (Cost $242,647,283) - 100.1%	252,544,416
	Liabilities in Excess of Other Assets - (0.1)%	(303,057)
	NET ASSETS - 100.0%	$252,241,359

	REIT - Real Estate Investment Trust
(a)	U.S. traded security of foreign issuer
(b)	Non-voting shares
(c)	Rate shown is the 7-day annualized yield at June 30, 2020.
(d)	Non-income producing security

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Poplar Forest Partners Fund
Summary of Fair Value Disclosure at June 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Poplar Forest Partners Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$23,095,200	$-	$-	$23,095,200
Consumer Discretionary	25,528,300	-	-	25,528,300
Consumer Staples	26,350,460	-	-	26,350,460
Energy	18,512,600	-	-	18,512,600
Financials	54,556,220	-	-	54,556,220
Health Care	44,560,980	-	-	44,560,980
Industrials	10,097,610	-	-	10,097,610
Information Technology	23,491,490	-	-	23,491,490
Materials	9,697,535	-	-	9,697,535
Total Common Stocks	235,890,395	-	-	235,890,395
REIT	5,192,100	-	-	5,192,100
Money Market Funds	11,461,921	-	-	11,461,921
Total Investments in Securities	$252,544,416	$-	$-	$252,544,416

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification. For the period ended June 30, 2020, the Fund did not recognize any transfers to or from Level 3.